ACCOUNTS RECEIVEABLE, NET (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning allowance for doubtful accounts	$ 1,113	$ 1,345	$ 1,345	$ 1,260
Provision	$ (254)	$ (130)	177	2,651
Write-offs, net of recoveries			(409)	(2,488)
Mustang disposa1				(78)
Ending allowance for doubtful accounts			$ 1,113	$ 1,345